Stockholders' Equity - Summary of Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2018 shares
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	49,440,048
Loan and Security Agreement | Outstanding warrants
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	6,354,877
Hercules Securities Agreement | Outstanding warrants
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	306,748
Convertible Notes | Outstanding warrants
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	14,819,872
Private Placement | Outstanding warrants
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	4,153,620
Non-Employee Director Plan | Employee Stock Option
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	3,200
2009 Stock Incentive Plan
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	18,324,406
Shares issuable upon the conversion of the 2018 Notes
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	5,397,325
Assignment Agreement
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	80,000